UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

1.808787.106

EMI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.8%
		Principal Amount (c)	Value
Argentina - 0.4%
City of Buenos Aires 12.5% 4/6/15 (f)		$ 1,920,000	$ 2,062,080
Pan American Energy LLC 7.875% 5/7/21 (f)		1,985,000	2,064,400
TOTAL ARGENTINA			4,126,480
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		250,000	254,375
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		1,615,000	1,610,963
Bermuda - 0.1%
Noble Group Ltd.:
6.75% 1/29/20 (f)		930,000	997,425
8.5% 5/30/13 (Reg. S)		250,000	282,500
TOTAL BERMUDA			1,279,925
Brazil - 2.2%
Banco Cruzeiro Do Sul SA:
7% 7/8/13		840,000	859,950
8.5% 2/20/15 (f)		1,550,000	1,662,375
Banco do Brasil SA 4.5% 1/22/15 (f)		1,475,000	1,548,750
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		3,260,000	3,512,650
Banco Votorantim SA 7.375% 1/21/20 (f)		1,110,000	1,183,593
BFF International Ltd. 7.25% 1/28/20 (f)		1,445,000	1,546,150
Braskem Finance Ltd. 7% 5/7/20 (f)		1,830,000	1,939,800
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (f)		820,000	959,400
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		1,585,000	1,604,020
Globo Comunicacoes e Participacoes SA 6.25% (d)(f)		2,675,000	2,735,188
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		1,850,000	2,109,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,765,000	1,888,550
TOTAL BRAZIL			21,549,426
British Virgin Islands - 0.2%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		1,590,000	1,578,822
Cayman Islands - 2.5%
Banco Bradesco SA 4.1% 3/23/15 (f)		1,990,000	2,029,800
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (f)		845,000	898,869
CSN Islands XI Corp. 6.875% 9/21/19 (f)		1,910,000	2,077,125
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,274,876
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - continued
Odebrecht Finance Ltd.:
7% 4/21/20 (f)		$ 1,480,000	$ 1,583,600
7.5% (f)		3,935,000	3,974,350
9.625% 4/9/14 (f)		1,430,000	1,687,400
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,795,000	1,987,146
6.875% 1/20/40		4,160,000	4,721,600
TDIC Finance Ltd. 6.5% 7/2/14 (f)		2,320,000	2,542,720
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (f)		1,540,000	1,640,100
TOTAL CAYMAN ISLANDS			24,417,586
Chile - 0.2%
Banco Santander Chile 6.5% 9/22/20 (f)	CLP	1,023,000,000	2,084,695
Colombia - 0.5%
BanColombia SA 6.125% 7/26/20		3,460,000	3,589,750
Empresas Publicas de Medellin 7.625% 7/29/19 (f)		1,390,000	1,661,050
TOTAL COLOMBIA			5,250,800
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,961,850
Indonesia - 0.5%
Adaro Indonesia PT 7.625% 10/22/19 (f)		2,210,000	2,414,425
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(f)		1,235,000	0
0% 7/5/01 (Reg. S) (b)		445,000	0
Bumi Investment Pte Ltd. 10.75% 10/6/17		1,255,000	1,255,000
Listrindo Capital BV 9.25% 1/29/15 (f)		740,000	828,800
TOTAL INDONESIA			4,498,225
Ireland - 0.2%
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,455,000	1,573,219
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		1,885,000	1,987,902
Korea (South) - 1.6%
Export-Import Bank of Korea:
5.125% 6/29/20		1,660,000	1,792,800
8.125% 1/21/14		1,360,000	1,601,400
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Korea (South) - continued
Hyundai Capital Services, Inc. 6% 5/5/15 (f)		$ 1,960,000	$ 2,146,200
Industrial Bank of Korea 7.125% 4/23/14 (f)		1,620,000	1,865,268
Korea Development Bank 4.375% 8/10/15		1,930,000	2,050,625
Korea Expressway Corp. 4.5% 3/23/15 (f)		1,940,000	2,041,850
POSCO 8.75% 3/26/14 (f)		1,590,000	1,902,435
SK Broadband Co., Ltd. 7% 2/1/12 (f)		1,490,000	1,575,675
Woori Bank 7% 2/2/15 (f)		690,000	788,325
TOTAL KOREA (SOUTH)			15,764,578
Luxembourg - 1.7%
ArcelorMittal SA:
7% 10/15/39		1,660,000	1,695,810
9% 2/15/15		1,080,000	1,303,325
Millicom International Cellular SA 10% 12/1/13		1,800,000	1,851,750
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,665,000	1,735,763
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		565,000	565,000
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,355,000	1,456,625
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,040,000	1,115,400
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,265,000	1,429,450
RSHB Capital SA 9% 6/11/14 (f)		1,215,000	1,391,540
TNK-BP Finance SA:
7.5% 3/13/13 (f)		1,070,000	1,163,625
7.875% 3/13/18 (Reg. S)		1,450,000	1,638,500
VTB Capital SA 6.465% 3/4/15 (f)		1,860,000	1,927,425
TOTAL LUXEMBOURG			17,274,213
Mexico - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,481,700
Petroleos Mexicanos:
6% 3/5/20 (f)		2,105,000	2,320,763
6.625% (f)		3,270,000	3,304,335
6.625% 6/15/35 (f)		4,040,000	4,433,900
Vitro SAB de CV 9.125% 2/1/17 (b)		675,000	320,625
TOTAL MEXICO			11,861,323
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - 4.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	$ 81,804
DTEK Finance BV 9.5% 4/28/15 (f)		$ 1,560,000	1,610,700
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		4,410,000	4,845,488
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,080,000	2,246,400
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (f)		945,000	979,256
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		3,170,000	3,479,075
8.375% 7/2/13 (f)		2,660,000	2,945,950
9.125% 7/2/18 (f)		2,550,000	3,114,188
11.75% 1/23/15 (f)		3,750,000	4,748,438
Lippo Karawaci Finance BV 8.875% 3/9/11		260,000	266,500
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,270,750
7.75% 10/17/16 (Reg. S)		1,720,000	2,008,100
7.75% 1/20/20 (f)		3,340,000	3,999,650
7.875% 6/29/37 (Reg. S)		3,065,000	3,800,600
8% 8/7/19 (f)		1,700,000	2,052,750
Myriad International Holding BV 6.375% 7/28/17 (f)		2,455,000	2,556,269
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		233,000	245,233
TOTAL NETHERLANDS			40,251,151
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		705,000	743,775
Philippines - 1.3%
National Power Corp. 6.875% 11/2/16 (f)		2,885,000	3,375,450
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		3,700,000	4,467,750
7.39% 12/2/24 (f)		4,260,000	5,261,100
TOTAL PHILIPPINES			13,104,300
Qatar - 0.1%
Qtel International Finance Ltd. 6.5% 6/10/14 (f)		1,310,000	1,467,200
Russia - 0.2%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,555,000	1,788,250
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		2,045,000	2,489,788
Turkey - 0.3%
Akbank T. A. S. 5.125% 7/22/15 (f)		3,260,000	3,243,700
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		$ 3,645,000	$ 3,950,269
United Arab Emirates - 0.5%
Dolphin Energy Ltd. 5.888% 6/15/19 (f)		2,906,679	3,135,580
Dubai Electricity & Water Authority 8.5% 4/22/15 (f)		1,850,000	1,995,688
TOTAL UNITED ARAB EMIRATES			5,131,268
United Kingdom - 0.4%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,345,000	4,399,313
United States of America - 2.3%
Drummond Co., Inc.:
7.375% 2/15/16		1,555,000	1,574,438
9% 10/15/14 (f)		3,062,000	3,222,755
Gerdau Holdings, Inc. 7% 1/20/20 (f)		1,365,000	1,517,880
NII Capital Corp.:
8.875% 12/15/19		1,875,000	2,034,375
10% 8/15/16		2,100,000	2,388,750
Pemex Project Funding Master Trust 8.625% 2/1/22		5,800,000	7,192,000
Southern Copper Corp.:
5.375% 4/16/20		845,000	895,700
6.75% 4/16/40		3,975,000	4,253,250
TOTAL UNITED STATES OF AMERICA			23,079,148
Venezuela - 1.9%
Petroleos de Venezuela SA:
5.25% 4/12/17		6,965,000	4,039,700
5.375% 4/12/27		19,080,000	9,253,800
5.5% 4/12/37		13,050,000	6,035,625
TOTAL VENEZUELA			19,329,125
TOTAL NONCONVERTIBLE BONDS (Cost $221,040,145)			236,051,669
Government Obligations - 64.6%
		Principal Amount (c)	Value
Argentina - 3.5%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 11,578,330	$ 9,581,068
(with partial capitalization through 12/31/13) 8.28% 12/31/33		7,793,038	6,300,671
par 2.5% 12/31/38 (d)		12,680,000	5,135,400
0% 12/15/35		33,448,560	3,930,206
7% 9/12/13		6,195,000	5,786,130
8.75% 6/2/17		4,493,801	4,358,987
TOTAL ARGENTINA			35,092,462
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (f)		3,740,000	3,889,600
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (f)		3,325,000	3,491,752
7.25% 12/15/21 (f)		2,635,000	2,793,100
TOTAL BARBADOS			6,284,852
Belize - 0.2%
Belize Government 6% 2/20/29 (d)(f)		2,354,700	2,025,042
Bermuda - 0.3%
Bermuda Government 5.603% 7/20/20 (f)		1,375,000	1,485,000
Noble Group Ltd. 6.625% 8/5/20 (f)		1,660,000	1,713,950
TOTAL BERMUDA			3,198,950
Brazil - 3.8%
Brazilian Federative Republic:
4.875% 1/22/21		325,000	356,688
5.625% 1/7/41		2,495,000	2,713,313
5.875% 1/15/19		3,465,000	4,062,713
7.125% 1/20/37		3,070,000	4,014,025
8% 1/15/18		1,587,500	1,897,063
8.25% 1/20/34		2,040,000	2,958,000
8.875% 4/15/24		2,290,000	3,366,300
10.125% 5/15/27		2,990,000	4,828,850
11% 8/17/40		3,600,000	4,986,000
12.25% 3/6/30		2,015,000	3,828,500
12.5% 1/5/16	BRL	4,105,000	2,787,323
12.75% 1/15/20		850,000	1,449,250
TOTAL BRAZIL			37,248,025
Government Obligations - continued
		Principal Amount (c)	Value
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (f)		$ 3,880,000	$ 4,141,900
Chile - 0.5%
Chilean Republic:
3.875% 8/5/20		2,490,000	2,589,600
5.5% 8/5/20	CLP	1,101,000,000	2,391,104
TOTAL CHILE			4,980,704
Colombia - 2.5%
Colombian Republic:
6.125% 1/18/41		9,110,000	10,430,950
7.375% 3/18/19		2,005,000	2,531,313
10.375% 1/28/33		3,790,000	6,082,950
11.75% 2/25/20		3,393,000	5,352,458
TOTAL COLOMBIA			24,397,671
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	5,375,005
Croatia - 0.5%
Croatia Republic 6.75% 11/5/19 (f)		4,890,000	5,334,110
Dominican Republic - 0.8%
Dominican Republic:
7.5% 5/6/21 (f)		3,240,000	3,661,200
9.04% 1/23/18 (f)		3,202,422	3,794,870
TOTAL DOMINICAN REPUBLIC			7,456,070
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (f)		4,380,000	3,504,000
Egypt - 1.2%
Arab Republic of Egypt:
5.75% 4/29/20 (f)		2,690,000	2,888,388
6.875% 4/30/40 (f)		4,165,000	4,685,625
9.7491% to 9.8508% 2/1/11 to 2/22/11	EGP	26,550,000	4,500,815
TOTAL EGYPT			12,074,828
El Salvador - 0.7%
El Salvador Republic:
7.375% 12/1/19 (f)		2,705,000	3,016,075
7.65% 6/15/35 (Reg. S)		1,725,000	1,875,938
7.75% 1/24/23 (Reg. S)		1,050,000	1,186,500
8.25% 4/10/32 (Reg. S)		865,000	981,775
TOTAL EL SALVADOR			7,060,288
Government Obligations - continued
		Principal Amount (c)	Value
Gabon - 0.8%
Gabonese Republic 8.2% 12/12/17 (f)		$ 6,590,000	$ 7,660,875
Georgia - 0.6%
Georgia Republic 7.5% 4/15/13		5,385,000	5,519,625
Ghana - 1.0%
Ghana Republic:
8.5% 10/4/17 (f)		6,555,000	7,505,475
14.25% 7/29/13	GHS	1,330,000	959,747
14.99% 3/11/13	GHS	1,380,000	1,007,448
TOTAL GHANA			9,472,670
Indonesia - 5.7%
Indonesian Republic:
5.875% 3/13/20 (f)		2,610,000	3,001,500
6.625% 2/17/37 (f)		3,765,000	4,565,063
6.75% 3/10/14 (Reg. S)		1,940,000	2,197,050
6.875% 3/9/17 (f)		1,990,000	2,402,925
6.875% 1/17/18 (f)		3,825,000	4,618,688
7.25% 4/20/15 (f)		1,615,000	1,905,700
7.5% 1/15/16 (f)		5,310,000	6,464,925
7.75% 1/17/38 (f)		4,465,000	6,072,400
8.25% 7/15/21	IDR	35,859,000,000	4,176,526
8.5% 10/12/35 (f)		3,815,000	5,550,825
9.5% 6/15/15	IDR	14,110,000,000	1,723,241
10.375% 5/4/14 (f)		1,715,000	2,165,188
10.5% 8/15/30	IDR	12,615,000,000	1,692,604
11.625% 3/4/19 (f)		3,965,000	6,116,013
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		3,070,000	3,684,000
TOTAL INDONESIA			56,336,648
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,270,000	6,270,375
Ivory Coast - 1.1%
Ivory Coast 2.5% 12/31/32 (d)		18,495,000	10,797,381
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		1,228,000	1,178,880
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		6,067,500	5,930,981
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - continued
Lebanese Republic: - continued
9% 3/20/17		$ 2,365,000	$ 2,849,825
11.625% 5/11/16 (Reg. S)		3,290,000	4,277,000
TOTAL LEBANON			13,057,806
Lithuania - 1.2%
Lithuanian Republic:
5.125% 9/14/17 (f)		4,060,000	4,009,250
6.75% 1/15/15 (f)		3,515,000	3,809,381
7.375% 2/11/20 (f)		3,545,000	3,961,538
TOTAL LITHUANIA			11,780,169
Mexico - 3.2%
United Mexican States:
5.125% 1/15/20		1,516,000	1,694,130
5.625% 1/15/17		7,457,000	8,538,265
6.05% 1/11/40		6,594,000	7,550,130
6.75% 9/27/34		3,410,000	4,236,925
11.375% 9/15/16		1,939,000	2,826,093
11.5% 5/15/26		3,945,000	7,130,588
TOTAL MEXICO			31,976,131
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.875% 6/1/17 (f)		7,665,000	6,975,150
7.125% 3/31/16 (f)		2,320,000	2,157,600
TOTAL PAKISTAN			9,132,750
Panama - 0.4%
Panamanian Republic 5.2% 1/30/20		3,740,000	4,151,400
Peru - 0.8%
Peruvian Republic:
7.35% 7/21/25		2,725,000	3,528,875
8.75% 11/21/33		2,940,000	4,362,225
TOTAL PERU			7,891,100
Philippines - 3.5%
Philippine Republic:
4% 1/15/21		2,380,000	2,375,240
4.95% 1/15/21	PHP	82,000,000	1,913,801
6.375% 10/23/34		7,350,000	8,544,375
6.5% 1/20/20		6,065,000	7,262,838
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
7.75% 1/14/31		$ 5,395,000	$ 7,161,863
9.5% 2/2/30		3,300,000	5,049,000
10.625% 3/16/25		1,765,000	2,841,650
TOTAL PHILIPPINES			35,148,767
Poland - 0.9%
Polish Government:
3.875% 7/16/15		3,670,000	3,820,470
6.375% 7/15/19		4,510,000	5,338,713
TOTAL POLAND			9,159,183
Qatar - 0.6%
State of Qatar:
4% 1/20/15 (f)		3,555,000	3,747,503
6.4% 1/20/40 (f)		2,095,000	2,486,178
TOTAL QATAR			6,233,681
Russia - 7.2%
Russian Federation:
3.625% 4/29/15 (f)		7,800,000	7,862,400
7.5% 3/31/30 (Reg. S)		43,130,050	51,594,301
12.75% 6/24/28 (Reg. S)		6,424,000	11,691,680
TOTAL RUSSIA			71,148,381
Serbia - 0.5%
Republic of Serbia 6.75% 11/1/24 (f)		5,147,500	5,057,419
South Africa - 0.2%
South African Republic 5.5% 3/9/20		1,810,000	2,022,675
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		2,370,000	2,589,225
8.25% 10/24/12 (f)		1,850,000	2,009,563
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		2,350,000	2,367,625
TOTAL SRI LANKA			6,966,413
Turkey - 7.0%
Turkish Republic:
0% 11/16/11	TRY	13,880,000	8,827,929
5.625% 3/30/21		7,445,000	8,103,883
6.75% 4/3/18		1,615,000	1,893,588
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
6.75% 5/30/40		$ 3,850,000	$ 4,404,400
6.875% 3/17/36		6,700,000	7,814,210
7% 9/26/16		1,225,000	1,445,500
7% 3/11/19		4,045,000	4,818,809
7% 6/5/20		1,565,000	1,879,565
7.25% 3/15/15		1,195,000	1,401,138
7.25% 3/5/38		2,195,000	2,661,438
7.375% 2/5/25		7,420,000	9,182,250
7.5% 7/14/17		1,735,000	2,105,943
7.5% 11/7/19		1,460,000	1,797,698
9.5% 1/15/14		2,675,000	3,232,738
11% 1/14/13		2,325,000	2,780,003
11.875% 1/15/30		4,305,000	7,630,613
TOTAL TURKEY			69,979,705
Ukraine - 1.0%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (f)		2,095,000	2,050,481
6.875% 3/4/11 (Reg. S)		1,445,000	1,452,225
Ukraine Government:
6.385% 6/26/12 (f)		1,260,000	1,272,600
6.75% 11/14/17 (f)		2,190,000	2,143,463
7.65% 6/11/13 (Reg. S)		2,480,000	2,579,200
TOTAL UKRAINE			9,497,969
United States of America - 3.6%
U.S. Treasury Bonds:
3.875% 8/15/40		33,700,000	34,832,118
stripped principal 5/15/40		4,085,000	1,255,026
TOTAL UNITED STATES OF AMERICA			36,087,144
Uruguay - 0.6%
Uruguay Republic:
7.625% 3/21/36		1,360,000	1,754,400
7.875% 1/15/33 pay-in-kind		1,150,000	1,503,625
8% 11/18/22		2,420,000	3,115,750
TOTAL URUGUAY			6,373,775
Venezuela - 4.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		15,490	410,485
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
1.5125% 4/20/11 (Reg. S) (g)		$ 2,700,000	$ 2,605,500
5.75% 2/26/16 (Reg S.)		3,635,000	2,508,150
6% 12/9/20		4,160,000	2,412,800
7% 3/31/38		6,635,000	3,649,250
7.75% 10/13/19 (Reg. S)		5,005,000	3,315,813
8.25% 10/13/24		2,450,000	1,570,450
8.5% 10/8/14		3,490,000	2,896,700
9% 5/7/23 (Reg. S)		4,995,000	3,364,133
9.25% 9/15/27		6,555,000	4,703,213
9.25% 5/7/28 (Reg. S)		3,445,000	2,273,700
9.375% 1/13/34		3,460,000	2,292,250
10.75% 9/19/13		6,570,000	6,175,800
12.75% 8/23/22		4,020,000	3,447,150
13.625% 8/15/18		1,255,000	1,167,150
TOTAL VENEZUELA			42,792,544
Vietnam - 0.5%
Vietnamese Socialist Republic:
6.75% 1/29/20 (f)		2,760,000	3,036,000
6.875% 1/15/16 (f)		1,445,000	1,596,725
TOTAL VIETNAM			4,632,725
TOTAL GOVERNMENT OBLIGATIONS (Cost $582,584,964)			642,389,698
Supranational Obligations - 0.5%

Central American Bank 5.375% 9/24/14 (f)		1,770,000	1,911,600
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	2,016,203
Eurasian Development Bank 7.375% 9/29/14 (f)		980,000	1,078,000
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,459,513)			5,005,803
Investment Companies - 3.4%
	Shares
United States of America - 3.4%
iShares MSCI Brazil Index ETF (e) (Cost $32,600,412)	443,798	34,141,380
Preferred Securities - 0.5%
	Principal Amount (c)	Value
United States of America - 0.5%
Pemex Project Funding Master Trust 7.75% (Cost $5,101,208)	$ 5,060,000	$ 5,064,685
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.25% (h)	64,866,991	64,866,991
Fidelity Securities Lending Cash Central Fund, 0.26% (a)(h)	1,205,105	1,205,105
TOTAL MONEY MARKET FUNDS (Cost $66,072,096)		66,072,096
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $911,858,338)		988,725,331
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,962,067
NET ASSETS - 100%		$ 993,687,398
Security Type Abbreviations
ETF	-	Exchange-Traded Funds
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
IDR	-	Indonesian rupiah
PHP	-	Philippine peso
TRY	-	New Turkish Lira
Legend
(a) Investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $313,543,730 or 31.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,559
Fidelity Securities Lending Cash Central Fund	92
Total	$ 70,651
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 236,051,669	$ -	$ 235,969,865	$ 81,804
Government Obligations	642,389,698	-	642,389,698	-
Supranational Obligations	5,005,803	-	5,005,803	-
Investment Companies	34,141,380	34,141,380	-	-
Preferred Securities	5,064,685	-	5,064,685	-
Money Market Funds	66,072,096	66,072,096	-	-
Total Investments in Securities:	$ 988,725,331	$ 100,213,476	$ 888,430,051	$ 81,804
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 563,258
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	64,624
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	17,180
Transfers out of Level 3	(563,258)
Ending Balance	$ 81,804
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 64,624

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $908,266,179. Net unrealized appreciation aggregated $80,459,152, of which $85,618,809 related to appreciated investment securities and $5,159,657 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in the economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as level 2 in the hierarchy but may be level 3 depending on the circumstances.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010